CONTINGENT CONSIDERATION LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Contingent Consideration Liability
SCHEDULE OF FAIR VALUE MEASUREMENT OF CONTINGENT CONSIDERATION LIABILITY	The following table presents a summary of the changes in the fair value of the contingent consideration liability:
(in thousands)
June 9, 2022	$1,308
Change in fair value	(48)
December 31, 2022	$1,260